LORD ABBETT
TAX-FREE INCOME FUND, INC.
THE GENERAL MOTORS BUILDING
767 FIFTH AVENUE
NEW YORK, NY 10153-0203
800-426-1130



OUR FUND, LORD ABBETT TAX-FREE INCOME FUND, INC., IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY CURRENTLY CONSISTING OF NINE SEPARATE SERIES THE NATIONAL SERIES, THE CONNECTICUT SERIES, THE HAWAII SERIES, THE MINNESOTA SERIES, THE MISSOURI SERIES, THE NEW JERSEY SERIES, THE NEW YORK SERIES, THE TEXAS SERIES AND THE WASHINGTON SERIES. UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE ACT), THE NATIONAL SERIES IS DIVERSIFIED; EACH OF THE OTHER SERIES IS NONDIVERSIFIED. HOWEVER, ALL THE SERIES INTEND TO MEET THE DIVERSIFICATION RULES UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE. EACH SERIES SEEKS AS HIGH A LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH PRESERVATION OF CAPITAL. EACH SERIES INVESTS IN INTERMEDIATE AND LONG-TERM MUNICIPAL BONDS WHICH CAN FLUCTUATE IN VALUE AS INTEREST RATES CHANGE. EXCEPT FOR THE NATIONAL, TEXAS AND WASHINGTON SERIES, EACH SERIES ALSO SEEKS AS HIGH A LEVEL OF INTEREST INCOME EXEMPT FROM ITS RESPECTIVE STATES PERSONAL INCOME TAX AND, IN THE CASE OF THE NEW YORK SERIES, FROM NEW YORK CITY PERSONAL INCOME TAX, AS IS CONSISTENT WITH PRESERVATION OF CAPITAL. AT PRESENT, NEITHER TEXAS NOR WASHINGTON IMPOSES A PERSONAL INCOME TAX. THERE CAN BE NO ASSURANCE THAT EACH SERIES WILL ATTAIN ITS OBJECTIVE. THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE FUND THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND MAY BE OBTAINED, WITHOUT CHARGE, BY WRITING TO THE FUND OR BY CALLING 800-874-3733 ASK FOR PART B OF THE PROSPECTUS THE STATEMENT OF ADDITIONAL INFORMATION. THE DATE OF THIS PROSPECTUS, AND THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION, IS FEBRUARY 1, 1996.


PROSPECTUS
INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS. SHAREHOLDER INQUIRIES SHOULD BE MADE IN WRITING TO THE FUND OR BY CALLING 800-821-5129. YOU ALSO CAN MAKE INQUIRIES THROUGH YOUR BROKER-DEALER.
SHARES OF THE SERIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE SERIES INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                    CONTENTS                 PAGE

          1       Investment Objectives      2
          2       Fee Table                  2
          3       Financial Highlights       3
          4       How We Invest              6
          5       Purchases                  10
          6       Shareholder Services       12
          7       Our Management             13
          8       Dividends, Capital Gains
                  Distributions and Taxes    14
          9       Redemptions                16
          10      Performance                16

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE SERIES ARE NOT AVAILABLE IN CERTAIN STATES. PLEASE REFER TO JURISDICTIONS UNDER THE HEADING PURCHASES FOR AVAILABILITY.

1    INVESTMENT OBJECTIVES

Our investment objective for each Series is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital. Each Series invests in intermediate and long-term municipal bonds (initially investment-grade or equivalent) and, therefore, each Series shares can fluctuate in value as interest rates change more than shares of a short-term municipal bond fund, but consistent with an investment-grade, longer term municipal bond fund. Under normal circumstances, we intend to maintain the average weighted stated maturity of each Series at between ten and thirty-five years. Except for the National, Texas and Washington Series, each Series also seeks as high a level of interest income exempt from its states personal income tax and, in the case of the New York Series, from New York City personal income tax, as is consistent with preservation of capital. At present, neither Texas nor Washington imposes a personal income tax.

2    FEE TABLE

A summary of each Series expenses is set forth in the table below. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.




SHAREHOLDER TRANSACTION EXPENSES
(AS A PERCENTAGE OF OFFERING PRICE)     NATIONAL   CONNECTICUT  HAWAII  MINNESOTA  MISSOURI  NEW JERSEY  NEW YORK  TEXAS  WASHINGTON
                                        --------   -----------  ------  ---------  --------  ----------  --------  -----  ----------
Maximum Sales Load(1) on Purchases
(See "Purchases")                         4.75%       4.75%     4.75%     4.75%      4.75%     4.75%       4.75%   4.75%     4.75%
Deferred Sales Load(1) (See "Purchases")  None(2)     None(2)   None(2)   None(2)    None(2)   None(2)   None(2)   None(2)   None(2)
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ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS
AFTER MANAGEMENT FEE WAIVERS AND EXPENSE
SUBSIDIES)
Management Fees (See "Our Management")   .49%        .06%(3)    .20%(3)   .00%       .35%(3)    .35%(3)    .50%    .25%(3)   .35%(3)
12b-1 Fees (See "Purchases")             .24%        .25%       .27%      None(4)    .24%       .26%       .23%    .25%      None(4)
Other Expenses (See "Our Management")    .09%        .10%       .11%       .00%(3)   .15%       .11%       .09%    .12%      .18%
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Total Operating Expense Ratios           .82%        .41%       .58%       .00%(3)   .74%       .72%       .82%    .62%      .53%

Example:

Assume each Series' annual return is 5% and there is no change in the level of expenses described above. For every $1,000 invested with reinvestment of all dividends and distributions you would pay the following total expenses if you closed your account after the number of years indicated:

                    1 year(5)     3 years(5)     5 years(5)     10 years(5)

National Series       $55            $72            $91            $101
Connecticut Series    $51            $60            $69            $74
Hawaii Series         $53            $65            $78            $85
Minnesota Series      $48            $48            $48            $48
Missouri Series       $55            $70            $87            $96
New Jersey Series     $55            $69            $86            $94
New York Series       $55            $72            $91            $101
Texas Series          $54            $66            $80            $88
Washington Series     $53            $64            $76            $82

(1) Sales "load" is referred to as sales "charge" and "deferred sales load" is referred to as "contingent deferred reimbursement charge" throughout the Prospectus.
(2) Redemptions of shares on which a Series' 1% Rule 12b-1 sales distribution fee for purchases of $1 million or more has been paid are subject to a 1% contingent deferred reimbursement charge, if the redemption occurs within 24 months after the month of purchase.
(3) Although not obligated to, Lord, Abbett & Co. ("Lord Abbett") may waive a portion of its management fee and assume other expenses with respect to the Series. It has waived portions of the management fee with respect to the Connecticut, Hawaii, Missouri, New Jersey, Texas and Washington Series during the past year (and continues to do so). The management fee would have been .50% for each Series. Without such management fee waiver, these expense ratios would have been .86%, .87%, .89%, .87%, .87% and .68%, respectively. Lord Abbett waived management fees and subsidized expenses with respect to the Minnesota Series. Without this waiver and subsidy the expense ratio for the Minnesota Series would have been .64% (not annualized). Subsequently, Lord Abbett may charge these fees and not subsidize these expenses on a partial or complete basis.
(4) For the Minnesota and Washington Series, these figures omit the Rule 12b-1 fees because the Fund cannot predict when the net assets of each Series will reach the required level for effectiveness of its Plan. The Rule 12b-1 fees are (1) for service (a) with respect to the National, Hawaii, Minnesota, New Jersey, New York, Texas and Washington Series, equal to .15% of the average daily net asset value of each Series' shares sold by dealers prior to the effective date of each Series' Plan and .25% of the average daily net asset value of such shares sold on or after that date or (b) with respect to the Connecticut and Missouri Series, .25% of the average daily net asset value of shares sold by dealers from commencement of each Series' public offering (and payable beginning after the effective date of each Series' Plan) and (2) a one-time 1% sales distribution fee at the time of sale on such shares sold at net asset value of $1 million or more.
(5)  Based on total operating expenses shown in the table above.

The foregoing is provided to give investors a better understanding of the expenses that are incurred by an investment in each Series.

3    FINANCIAL HIGHLIGHTS

The following tables have been audited by Deloitte & Touche LLP, independent accountants, in connection with their annual audits of the Funds Financial Statements, whose report thereon is incorporated by reference in the Statement of Additional Information and may be obtained on request, and have been included herein in reliance upon their authority as experts in auditing and accounting.



National Series
                                             Year Ended                 Six Months
PER SHARE OPERATING                         SEPTEMBER 30,                 ENDED                    YEAR ENDED MARCH 31,
PERFORMANCE:                            1995    1994    1993    1992  SEPT. 30, 1991*   1991     1990    1989    1988    1987   1986
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $10.62  $12.37  $11.72   $11.31    $11.05      $10.86   $10.66  $10.47  $11.32  $10.92  $9.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income                    .626    .657    .695     .700      .359+      .743     .769    .772    .781    .811  .861
Net realized and unrealized
gain (loss) on securities                .382  (1.3124)  .9255    .4795     .293       .2255   .206    .172    (.692)  .493    1.511
TOTAL FROM INVESTMENT OPERATIONS        1.008   (.6554)  1.6205  1.1795     .652       .9655   .975    .944    .081    1.304   2.372
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DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income    (.628)  (.6596)  (.693)  (.717)    (.362)     (.738)  (.775)  (.754)  (.784)  (.834)  (.862)
Distributions from net realized gain      --    (.435)   (.2775) (.0525)    (.03)     (.0375)  --       --     (.155)  (.07)   (.13)
NET ASSET VALUE, END OF PERIOD        $11.00  $10.62   $12.37  $11.72     $11.31    $11.05   $10.86  $10.66  $10.47  $11.32  $10.92
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TOTAL RETURN**                          9.84%  (5.64)%  14.57%  10.78%      6.01%+    9.21%   9.30%   9.27%   1.30%   12.58%  26.31%
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RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)  $650,699 $662,380 $709,413 $546,768  $396,221 $340,476 $317,660 $286,195 $263,689 $266,604 $112,087
RATIOS TO AVERAGE NET ASSETS:
Expenses, including waiver              0.82%   0.86%   0.87%   0.83%       0.43%+    0.75%   0.61%   0.66%   0.62%   0.60%   0.66%
Net investment income                   5.92%   5.76%   5.79%   6.00%       3.20%+    6.79%   7.00%   7.26%   7.51%   7.10%   8.20%
PORTFOLIO TURNOVER RATE               225.39% 184.07% 138.06%  87.56%      18.77%    57.71%  42.60%  81.39%  93.15%  46.56%  124.00%

NEW YORK SERIES
                                             YEAR ENDED                 SIX MONTHS
PER SHARE OPERATING                         SEPTEMBER 30,                 ENDED                    YEAR ENDED MARCH 31,
PERFORMANCE:                            1995    1994    1993    1992  SEPT. 30, 1991*   1991     1990    1989    1988    1987   1986
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $10.54  $12.27  $11.60  $11.26      $10.89      $10.78   $10.71  $10.53  $11.38  $11.07  $9.63
Income from investment operations
Net investment income                   .610    .649    .682    .691       .366+        .741     .777    .785    .787    .814   .849
Net realized and unrealized
gain (loss) on securities              .316  (1.3665)   .874    .458       .407         .179    .18      .161   (.755)   .419  1.477
TOTAL FROM INVESTMENT OPERATIONS        .926 (.7175)   1.556   1.149       .773         .92     .957     .946    .032   1.233  2.326
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DISTRIBUTIONS
Dividends from net investment income  (.616) (.6475)  (.681)  (.709)      (.368)      (.750)   (.787)  (.766)   (.792) (.818) (.851)
Distributions from net realized gain    --   (.365)   (.205)  (.10)       (.035)       (.06)    (.10)     --     (.09) (.105) (.035)
NET ASSET VALUE, END OF PERIOD        $10.85 $10.54  $12.27  $11.60       $11.26     $10.89   $10.78  $10.71  $10.53  $11.38  $11.07
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TOTAL RETURN**                         9.12% (6.21)%  13.95%  10.69%       7.24%+     8.87%     9.08%    9.22%  0.67%  11.74% 25.24%
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RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)  $331,618 $338,539 $376,456 $306,447  $230,014 $201,132  $176,280 $145,541 $122,553 $119,046 $75,918
Ratios to Average Net Assets:
Expenses, including waiver             0.82% 0.83%    0.85%   0.81%       0.37%+      0.76%    0.60%    0.64%   0.66%  0.64%   0.74%

